Other income (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other income

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Rental income	10,260	17,326	35,848
Grant income	7,668	12,480	21,327
Dividend income	3,229	4,690	9,816
	21,157	34,496	66,991